SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Accounting fee	$ 126,100	$ 113,000	$ 24,000
Bank charges	247,541	72,270	3,760
Insurance expenses	800,856	356,788	30,376
Staff payroll costs	2,961,887	1,411,500	232,956
Listing fees	1,304,782	3,503,862
Legal and professional fees	12,186,393	188,842
Travelling expenses	146,531	172,228
Marketing fee for events	3,015,534	541,965
Office expenses	1,261,960	296,346	329,360
Share-based payment	37,834,916
Variable lease payments	344,208	216,036
Sundries	352,362	446,617	45,834
Total:	$ 60,583,070	$ 7,319,454	$ 666,286